Goodwill - Summary of Goodwill (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Apr. 30, 2020
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	₩ 2,075,009	₩ 2,072,493	₩ 3,357,524
Shinsegi Telecom, Inc. [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	1,306,236	1,306,236
SK Broadband Co., Ltd. [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	764,082	764,082		₩ 405,639
Other acquisitions [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	₩ 4,691	₩ 2,175